Marketable debt securities - Unsecured bonds (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Total financial liabilities	$ 1,299,114	$ 1,259,588
Debt instruments
Financial liabilities
Total financial liabilities	114,457	103,062
Unsecured bonds
Financial liabilities
Financial liabilities	29,385	19,645
Accrued interest	289	72
Total financial liabilities	29,674	19,717
Unsecured bonds March 30, 2026
Financial liabilities
Financial liabilities	$ 7,150
Rate (as a percent)	8.95%
Unsecured bonds September 1, 2026
Financial liabilities
Financial liabilities	$ 3,000	$ 3,000
Rate (as a percent)	7.19%	7.19%
Unsecured bonds April 4, 2022
Financial liabilities
Financial liabilities	$ 2,850
Unsecured bonds April 4, 2022 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.10%
Unsecured bonds May 6, 2022
Financial liabilities
Financial liabilities	$ 4,461	$ 4,461
Unsecured bonds May 6, 2022 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.15%	0.15%
Unsecured bonds June 14, 2021
Financial liabilities
Financial liabilities	$ 4,000	$ 4,000
Unsecured bonds June 14, 2021 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.38%	0.38%
Unsecured bonds March 9, 2021
Financial liabilities
Financial liabilities	$ 1,700	$ 1,700
Rate (as a percent)	8.91%	8.91%
Unsecured bonds February 10, 2020
Financial liabilities
Financial liabilities	$ 6,224	$ 6,484
Unsecured bonds February 10, 2020 | Libor
Financial liabilities
Spread on rate (as a percent)	0.20%	0.20%